Other Provisions - Provision for Silicosis Settlement - Reconciliation of the Total Provision for Silicosis Settlement (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of other provisions [line items]
Legal proceedings provision beginning	R 820	R 854
Legal settlement payment to trust	(155)	(109)
Legal proceedings provision closing	549	820
Current legal proceedings provision	180	139
Non-current portion of silicosis provision	369	681
Provision raised for settlement
Disclosure of other provisions [line items]
Change in estimate1	(183)	23
Time value of money and inflation component of rehabilitation costs	R 67	R 52